Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 371.5	$ 338.7	$ 332.5
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,217.0	1,158.4
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(845.5)	(819.7)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22.2	23.2	24.2
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34.2	35.2
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	139.1	155.5	150.4
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	374.6	383.5
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(235.5)	(228.0)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	210.2	160.0	$ 157.9
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	808.2	739.7
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (598.0)	$ (579.7)